Long-term debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

(millions of U.S. dollars unless otherwise noted)	Weighted average coupon	Maturity	Par value		June 30,	December 31,
Borrowing type					2025	2024
Senior unsecured revolving credit facilities (a)	—	2025-2028	N/A		$62.4	$250.7
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2026-2031	N/A		193.5	180.3
Commercial paper	—	2026	N/A		212.0	383.0
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units)	5.37%	2026		$1,140.8	1,143.7	1,140.2
Senior unsecured notes (c)	4.25%	2027-2047		$2,195.0	2,183.9	2,181.8
Senior unsecured utility notes (d)	6.39%	2028-2035		$107.0	114.0	145.6
Senior secured utility bonds	4.81%	2026-2044		$845.7	828.4	849.2
Canadian dollar borrowings
Senior unsecured notes	3.32%	2050	C$	200.0	145.4	137.8
Senior secured project notes	10.21%	2027	C$	11.3	8.2	9.1
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.63%	2028-2040	CLF	1.3	61.1	59.4
					$4,952.6	$5,337.1
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400.0	$289.5	$274.3
Subordinated unsecured notes	5.96%	2079-2082		$1,100.0	1,086.7	1,087.3
					$6,328.8	$6,698.7
Less: current portion					(308.2)	(491.7)
					$6,020.6	$6,207.0
Short-term obligations of $1,258.1 million (December 31, 2024 - $118.3 million) that are expected to be refinanced on a long-term basis as such are presented as long-term debt.

Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
7.Long-term debt (continued)
(a)Senior unsecured revolving credit facilities
On June 24, 2025, the Regulated Services Group in Bermuda terminated its $25.0 million senior unsecured revolving credit facility on its maturity date.
Subsequent to quarter end, on July 10, 2025, the Bermuda Electric Light Company Limited ("BELCO") fully repaid the $62.4 million drawn on its $100.0 million senior unsecured revolving credit facility (the "Bermuda Credit Facility"). Concurrently, BELCO amended and reinstated the Bermuda Credit Facility by decreasing the facility limit to $25.0 million and extending the maturity to July 10, 2027.
(b)Senior unsecured bank credit facilities and delayed draw term facility
Subsequent to quarter end, on July 10, 2025, BELCO fully repaid its $49.5 million term loan facility ahead of its scheduled maturity of December 26, 2031.
(c)Senior unsecured notes
Subsequent to quarter end, on July 10, 2025, BELCO completed a private placement offering of $200.0 million aggregate principal amount of 5.28% senior notes due June 14, 2030 (the "Senior Notes"). The Senior Notes are unsecured and unsubordinated obligations of BELCO and senior in right of payment to any existing and future subordinated indebtedness.
(d)Senior unsecured utility notes
On May 19, 2025, Liberty Utilities (CalPeco Electric) LLC repaid a $25.0 million senior unsecured utility note prior to its maturity on December 29, 2025.
On June 30, 2025, Liberty Utilities (Granite State Electric) Corp. repaid a $5.0 million senior unsecured utility note prior to its maturity on July 1, 2025.
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Revolving and term credit facilities	$2,368.4	$2,380.3
Funds drawn on facilities/commercial paper issued	(467.8)	(814.8)
Letters of credit issued	(30.3)	(26.2)
Liquidity available under the facilities	$1,870.3	$1,539.3
Undrawn portion of uncommitted letter of credit facilities	(67.4)	(63.3)
Cash on hand	54.3	34.8
Total liquidity and capital reserves	$1,857.2	$1,510.8
As of June 30, 2025, the Company had accrued $70.4 million in interest expense (December 31, 2024 - $77.0 million). Total interest expenses recognized for the three and six months ended June 30, 2025 and 2024 consist of the following:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Long-term debt	$74.7	$72.3	$150.0	$140.0
Commercial paper, credit facility draws and related fees	4.2	27.5	8.9	57.2
Accretion of fair value adjustments	(1.5)	(1.1)	(3.0)	(2.4)
AFUDC capitalized on regulated property	(1.4)	(1.1)	(3.5)	(3.1)
Other (a)	(8.2)	(4.4)	(13.2)	(8.9)
	$67.8	$93.2	$139.2	$182.8
7.Long-term debt (continued)
(a)Other
For the three and six months ended June 30, 2025, the other interest expense includes carrying costs deferred to regulatory assets in accordance with charges of plant-in-service accounting of $8.6 million and $17.0 million, respectively (2024 - $6.7 million and $13.7 million).